ORGANIZATION AND BUSINESS DESCRIPTION (Tables)	6 Months Ended
Sep. 30, 2025
ORGANIZATION AND BUSINESS DESCRIPTION
Schedule of entities included in the unaudited condensed consolidated financial statements of the Company

Name of Entity	Date of Formation	Place of Incorporation	% of Ownership	Principal Activities
YSX Cayman	November 9, 2022	Cayman Islands	Parent, 100%	Investment holding

YSX HK	November 29, 2022	Hong Kong	100%	Investment holding

WFOE	December 30, 2022	Guangzhou, PRC	100%	WFOE, Consultancy and information technology support

YSX Operating Companies:

Xinjiang YSX	July 16, 2015	Kashi, PRC	VIE	Auto insurance aftermarket value-added services, and software development and information technology services

Guangzhou YSX	December 9, 2015	Guangzhou, PRC	A branch company of Xinjiang YSX	Auto insurance aftermarket value-added services, and software development and information technology services

Chuangzhan	July 2, 2017	Kashi, PRC	Subsidiary of Xinjiang YSX	Software development and information technology services

Anjielun	June 27, 2016	Kashi, PRC	Subsidiary of Xinjiang YSX	Auto insurance aftermarket value-added services, and software development and information technology services /deregistered on September 28, 2025

YSX Network	July 12, 2019	Guangzhou, PRC	Subsidiary of the Xinjiang YSX	Auto insurance aftermarket value-added services, and software development and information technology services

Xihang	August 4, 2011	Guangzhou, PRC	VIE	Auto insurance aftermarket value-added services, and software development and information technology services

Schedule of amounts and balances of the VIEs

	September 30,	March 31,
	2025	2025
	(Unaudited)
Current assets	$46,060,080	$38,853,927
Non-current assets	696,673	446,943
Total assets	$46,756,753	$39,300,870
Current liabilities	$17,101,502	$12,121,739
Non-current liabilities	2,392,398	2,657,635
Total liabilities	$19,493,900	$14,779,374

	For the Six months Ended
	September 30,
	2025	2024
	(Unaudited)	(Unaudited)
Net revenue	$40,991,804	$34,094,368
Net income	$3,071,253	$2,189,802

	For the Six Months Ended
	September 30,
	2025	2024
	(Unaudited)	(Unaudited)
Net cash used in operating activities	$(4,176,362)	$(655,122)
Net cash provided by investing activities	$—	$1,683,307
Net cash provided by (used in) financing activities	$862,087	$(141,394)